Segmented information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segmented information	Segmented information
As a result of the classification of the Company's former renewable energy group (excluding hydro) as discontinued operations during 2024, the Regulated Services Group is the only reportable operating segment of the Company. The Regulated Services Group primarily owns and operates a portfolio of regulated electric, water distribution and wastewater collection, and natural gas utility systems and transmission operations in the United States, Canada, Bermuda and Chile. However, management has elected to disclose the "Hydro Group" as a reportable operating segment, which consists of hydroelectric generation facilities located in Canada that were not sold as part of the Renewables Sale. Non-operating segments include the corporate activities of the Company, which are reported under the "Corporate Group".
For purposes of evaluating the performance of the business units, the Company allocates the realized portion of any gains or losses on financial instruments to the specific business unit. Interest income from San Antonio Water System is included in the operations of the Regulated Services Group. Equity method gains and losses are included in the operations of the Regulated Services Group. Dividend income from Atlantica was reported and allocated under the Corporate Group. The change in value of investments carried at fair value, unrealized portion of any gains or losses on derivative instruments not designated in a hedging relationship, and foreign exchange gains and losses are not considered in management's evaluation of divisional performance and are, therefore, allocated and reported under the Corporate Group.
Resources are allocated and performance is assessed by the Company's Chief Executive Officer, who has been determined to be the Chief Operating Decision Maker ("CODM"). For all of the segments, the CODM uses segment earnings before income taxes in the annual budgeting and forecasting process. The CODM also considers budget-to-actual variances on a monthly basis for this profit measure when making decisions about allocating capital.
19.Segmented information (continued)

	Year ended December 31, 2025
(millions of U.S. dollars)	Regulated Services Group	Hydro Group	Corporate Group	Total
Revenue (1)	$2,333.7	$36.5	$—	$2,370.2
Other revenue	60.7	1.2	1.5	63.4
Fuel, power, water purchased and other cost of sales	639.8	—	—	639.8
Net revenue	1,754.6	37.7	1.5	1,793.8
Operating expenses	853.9	11.2	5.3	870.4
Depreciation and amortization	392.1	7.3	0.9	400.3
Loss on foreign exchange	—	—	18.4	18.4
Operating income (loss)	508.6	19.2	(23.1)	504.7
Interest expense	(141.4)	(0.9)	(140.2)	(282.5)
Income from long-term investments	6.8	0.1	14.7	21.6
Other income	22.0	—	—	22.0
Pension and other post-employment non-service costs	(3.7)	—	—	(3.7)
Other net gains (losses)	(30.4)	0.7	(22.9)	(52.6)
Gain (loss) on derivative financial instruments	8.9	—	(7.4)	1.5
Earnings (loss) before income taxes	370.8	19.1	(178.9)	211.0
Income tax recovery (expense)	(96.2)	15.9	15.3	(65.0)
Net effect of non-controlling interests	76.4	(3.9)	—	72.5
Net earnings (loss) from continuing operations attributable to shareholders	$351.0	$31.1	$(163.6)	$218.5
Capital expenditures	$603.5	$5.3	$—	$608.8
Property, plant and equipment	$9,578.6	$141.9	$29.4	$9,749.9
Investments carried at fair value	2.1	—	—	2.1
Equity-method investees	49.0	—	—	49.0
Total assets	13,517.0	171.9	447.3	14,136.2
(1) Regulated Services Group revenue includes $26.5 million related to alternative revenue programs for the year ended December 31, 2025 that do not represent revenue recognized from contracts with customers.
19.Segmented information (continued)

	Year ended December 31, 2024
(millions of U.S. dollars)	Regulated Services Group	Hydro Group	Corporate Group	Total (2)
Revenue (1)	$2,228.6	$35.3	$—	$2,263.9
Other revenue	54.0	0.8	0.8	55.6
Fuel, power, water purchased and other cost of sales	600.5	0.3	—	600.8
Net revenue	1,682.1	35.8	0.8	1,718.7
Operating expenses	855.2	8.8	9.4	873.4
Depreciation and amortization	386.8	6.8	2.1	395.7
Loss on foreign exchange	—	—	3.5	3.5
Operating income (loss)	440.1	20.2	(14.2)	446.1
Interest expense	(191.8)	(0.9)	(170.9)	(363.6)
Income from long-term investments	5.9	—	101.6	107.5
Other income	27.5	—	—	27.5
Pension and other post-employment non-service costs	(14.1)	—	—	(14.1)
Other net losses	(17.8)	—	(9.2)	(27.0)
Gain (loss) on derivative financial instruments	(0.7)	—	1.5	0.8
Earnings (loss) before income taxes	249.1	19.3	(91.2)	177.2
Income tax expense	(67.0)	(4.2)	(115.6)	(186.8)
Net effect of non-controlling interests	78.0	(3.1)	—	74.9
Net earnings (loss) from continuing operations attributable to shareholders	$260.1	$12.0	$(206.8)	$65.3
Capital expenditures	$757.2	$6.6	$—	$763.8
Property, plant and equipment	$9,284.4	$136.8	$28.9	$9,450.1
Investments carried at fair value	2.1	—	—	2.1
Equity-method investees	38.1	—	—	38.1
Total assets(3)	12,927.9	152.3	185.9	13,266.1
(1) Regulated Services Group revenue includes $30.4 million related to alternative revenue programs for the year ended December 31, 2024 that do not represent revenue recognized from contracts with customers.
(2) Reflect results of continuing operations.
(3) Excluding held for sale assets of $3,695.6 million.
19.Segmented information (continued)
AQN operates in the independent utilities industry in the United States, Canada and other regions. Information on operations by geographic area is as follows:

(millions of U.S. dollars)	2025	2024
Revenue
United States	$1,955.7	$1,852.4
Canada	101.5	91.6
Other regions	376.4	375.5
	$2,433.6	$2,319.5
Property, plant and equipment
United States	$8,675.6	$8,362.4
Canada	263.1	328.6
Other regions	811.2	759.1
	$9,749.9	$9,450.1
Intangible assets
United States	$14.0	$15.2
Canada	0.3	0.3
Other regions	55.4	53.6
	$69.7	$69.1
Revenue is attributed to the regions based on the location of the underlying generating and utility facilities.